Noncontrolling Interests - Changes in Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 29, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance		$ 9,385	$ 34,144	$ 34,144	$ 0
Assumed through					513,847
Distributions and redemptions		(110,827)	(86,063)	(503,054)	(879,889)	$ (621,207)
Net income (loss)		1,444	(696)	(3,708)	23,543	0
Ending balance		7,463	31,648	9,385	34,144	$ 0
Redeemable noncontrolling interests
Increase (Decrease) in Temporary Equity [Roll Forward]
Contributions		0	250	354	8,550
Distributions and redemptions		(3,366)	(2,050)	(21,405)	(100,830)
Net income (loss)		$ 1,444	$ (696)	(3,708)	23,543
Currency translation adjustment and other				0	(725)
Redeemable noncontrolling interests | Townsend
Increase (Decrease) in Temporary Equity [Roll Forward]
Assumed through				0	78,843
Redeemable noncontrolling interests | Consolidated open-end fund
Increase (Decrease) in Temporary Equity [Roll Forward]
Assumed through				$ 0	$ 24,763
Townsend
Noncontrolling Interest [Line Items]
Proceeds from sale of interest, allocated	$ 20,000